Prepayments, deposits and other current assets	12 Months Ended
Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments, deposits and other current assets

Note 6 — Prepayments, deposits and other current assets

Prepayments, deposits and other current assets consisted of the following:

	Years ended March 31,
	2021	2020

Advances to suppliers	$132,718	$57,875
Rental deposits	26,924	7,545
Prepaid expense	63,994	13,642
Other receivables, net of allowance of $nil (2021) and $15,532 (2020)	77,734	61,955
	$301,370	$141,017